Financial information by segment, Assets and liabilities by business sector (Details) $ in Thousands, € in Millions	Mar. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,432,696			$ 7,483,259
Investments carried under the equity method	258,264			260,031
Other current financial assets	186,754			195,893
Cash and cash equivalents (project companies)	602,856			600,990	$ 739,001	$ 622,689
Total assets	9,105,683			9,100,911
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,596,623			4,553,052
Grants and other liabilities	1,246,433			1,252,513
Long-term and short-term corporate debt	1,077,360	$ 7,600	€ 7	1,017,200
Total liabilities	7,395,854			7,311,864
Equity	1,709,829			1,789,047	$ 1,802,496	$ 1,748,605
Total liabilities and equity	9,105,683			9,100,911
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	5,995,445			6,035,091
Investments carried under the equity method	199,817			203,420
Other current financial assets	5,120			6,706
Cash and cash equivalents (project companies)	361,982			392,577
Total assets	6,562,364			6,637,794
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,495,259			3,442,625
Grants and other liabilities	1,206,035			1,211,878
Total liabilities	4,701,294			4,654,503
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	479,715			485,431
Investments carried under the equity method	9,563			10,034
Other current financial assets	104,851			116,366
Cash and cash equivalents (project companies)	40,116			73,673
Total assets	634,245			685,504
Liabilities allocated [Abstract]
Long-term and short-term project debt	428,079			440,999
Grants and other liabilities	32,090			32,138
Total liabilities	460,169			473,137
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	792,405			800,067
Investments carried under the equity method	4,450			4,450
Other current financial assets	30,656			30,582
Cash and cash equivalents (project companies)	67,235			48,073
Total assets	894,746			883,172
Liabilities allocated [Abstract]
Long-term and short-term project debt	588,356			582,689
Grants and other liabilities	5,814			6,040
Total liabilities	594,170			588,729
Water [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	165,131			162,670
Investments carried under the equity method	44,434			42,128
Other current financial assets	46,127			42,240
Cash and cash equivalents (project companies)	23,728			25,498
Total assets	279,420			272,536
Liabilities allocated [Abstract]
Long-term and short-term project debt	84,929			86,739
Grants and other liabilities	2,494			2,457
Total liabilities	87,423			89,196
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,432,696			7,483,259
Investments carried under the equity method	258,264			260,031
Other current financial assets	186,754			195,893
Cash and cash equivalents (project companies)	493,061			539,822
Total assets	8,370,775			8,479,005
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,596,623			4,553,052
Grants and other liabilities	1,246,433			1,252,513
Total liabilities	5,843,056			5,805,565
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	321,855			325,893
Other current assets (including cash and cash equivalents at holding company level)	413,053			296,013
Total assets	734,908			621,906
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,077,360			1,017,200
Other non-current liabilities	310,040			313,328
Other current liabilities	165,398			175,771
Total liabilities	1,552,798			1,506,299
Equity	1,709,829			1,789,047
Total liabilities and equity	$ 3,262,627			$ 3,295,346